Property, plant and equipment (Details Narrative) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ 14,249	$ 9,743
In Vehicle Devices Installed [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	1 year
In Vehicle Devices Installed [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	8 years
Africa Sales Office [Member] | In Vehicle Devices Installed [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,200	$ 1,400
Africa Sales Office [Member] | In Vehicle Devices Installed [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	29 months	3 years
Africa Sales Office [Member] | In Vehicle Devices Installed [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	34 months	5 years